UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          July 23, 2003

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     144

Form 13F Information Table Value Total:    $244,703


List of Other Included Managers:  None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ING Prime Rate Tr Auction Rate PFD              44977W403      325       13 SH       SOLE                       13
Philadelphia Auth for Ind Deve PFD              71781M206      203     8000 SH       SOLE                     8000
Southern Co. Capital Trust V   PFD              842637209     1002    39500 SH       SOLE                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         1852   123500 SH       SOLE                   123500
Milkhaus Labs Series C2 Conv P PFD CV           222222222     1216    40544 SH       SOLE                    40544
Milkhaus Preferred E           PFD CV                          451   225638 SH       SOLE                   225638
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       SOLE                    12000
ZymeQuest Series B Convertible PFD CV                          540    36000 SH       SOLE                    36000
ZymeQuest Series C Convertible PFD CV           9899b59y0     5030   503000 SH       SOLE                   503000
Zymequest 8.00% Convertible Pr PFD CV           111111111     2254   225400 SH       SOLE                   225400
3M Company                     COM              88579Y101      246     1908 SH       SOLE                     1908
Abbott Labs                    COM              002824100     3304    75508 SH       SOLE                    75508
Altria Group Inc.              COM              02209S103      304     6700 SH       SOLE                     6700
American Express               COM              025816109     2208    52800 SH       SOLE                    52800
American Int'l Group           COM              026874107    37076   671910 SH       SOLE                   671910
                                                                83     1500 SH       OTHER                                      1500
Amgen Inc.                     COM              031162100      212     3216 SH       SOLE                     3216
                                                               106     1600 SH       OTHER                                      1600
Anadarko Petro Corp            COM              032511107      767    17245 SH       SOLE                    17245
                                                                62     1400 SH       OTHER                                      1400
Applied Materials              COM              038222105      685    43250 SH       SOLE                    43250
Automatic Data Processing Inc. COM              053015103      413    12200 SH       SOLE                    12200
Avery Dennison Corp.           COM              053611109      838    16700 SH       SOLE                    16700
BP Plc Spons Adr               COM              055622104     1360    32365 SH       SOLE                    32365
                                                                50     1200 SH       OTHER                                      1200
Bank of America Corp.          COM              060505104     1196    15130 SH       SOLE                    15130
                                                               205     2600 SH       OTHER                                      2600
Baxter International           COM              071813109      111     4254 SH       SOLE                     4254
                                                               155     5952 SH       OTHER                                      5952
Bisys Group Inc                COM              055472104     1346    73290 SH       SOLE                    73290
Bombardier Inc. Cl B           COM              097751200       44    13000 SH       SOLE                    13000
Bristol Myers Squibb           COM              110122108      220     8113 SH       SOLE                     8113
                                                               122     4500 SH       OTHER                                      4500
CVS Corp.                      COM              126650100     2114    75420 SH       SOLE                    75420
                                                               118     4200 SH       OTHER                                      4200
Cardinal Health Inc.           COM              14149Y108     1920    29859 SH       SOLE                    29859
                                                                42      650 SH       OTHER                                       650
ChevronTexaco Corp.            COM              166764100      521     7221 SH       SOLE                     7221
                                                                81     1116 SH       OTHER                                      1116
Chubb Corp.                    COM              171232101      508     8460 SH       SOLE                     8460
Cintas Corp.                   COM              172908105     1824    51475 SH       SOLE                    51475
Cisco Sys Inc                  COM              17275R102     8422   501635 SH       SOLE                   501635
                                                               119     7100 SH       OTHER                                      7100
Citigroup Inc.                 COM              172967101     5218   121916 SH       SOLE                   121916
                                                               175     4100 SH       OTHER                                      4100
Coca Cola                      COM              191216100      694    14960 SH       SOLE                    14960
Cognetix, Inc.                 COM                             770   280000 SH       SOLE                   280000
Colgate Palmolive              COM              194162103      803    13850 SH       SOLE                    13850
                                                               104     1800 SH       OTHER                                      1800
Comcast Corp New Cl A          COM              20030N101     4917   162936 SH       SOLE                   162936
                                                                60     2000 SH       OTHER                                      2000
Comcast Corp New Cl A Special  COM              20030N200     1631    56250 SH       SOLE                    56250
                                                                41     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106      683    18400 SH       SOLE                    18400
                                                                19      500 SH       OTHER                                       500
ConocoPhillips                 COM              20825C104      747    13629 SH       SOLE                    13629
                                                                82     1500 SH       OTHER                                      1500
DuPont E I De Nemours          COM              263534109      198     4750 SH       SOLE                     4750
                                                                62     1500 SH       OTHER                                      1500
E M C Corp                     COM              268648102      402    38422 SH       SOLE                    38422
Exxon Mobil Corp.              COM              30231G102    11377   316814 SH       SOLE                   316814
                                                               216     6012 SH       OTHER                                      6012
Fannie Mae                     COM              313586109     7658   113555 SH       SOLE                   113555
                                                               162     2400 SH       OTHER                                      2400
Fifth Third Bancorp            COM              316773100     6293   109590 SH       SOLE                   109590
                                                                86     1500 SH       OTHER                                      1500
First Data Corp.               COM              319963104     1989    48005 SH       SOLE                    48005
                                                               124     3000 SH       OTHER                                      3000
General Electric               COM              369604103    25448   887324 SH       SOLE                   887324
                                                               373    13000 SH       OTHER                                     13000
HSBC Hldgs PLC Spon ADR        COM              404280406      160     2707 SH       SOLE                     2707
                                                                48      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2105    63550 SH       SOLE                    63550
                                                               149     4500 SH       OTHER                                      4500
Honeywell Intl. Inc.           COM              438516106      239     8900 SH       SOLE                     8900
                                                                13      500 SH       OTHER                                       500
Illinois Tool Works            COM              452308109      818    12415 SH       SOLE                    12415
Int'l Bus Machines             COM              459200101      547     6625 SH       SOLE                     6625
                                                               173     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1229    59040 SH       SOLE                    59040
                                                                67     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100     1303    38109 SH       SOLE                    38109
                                                                51     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104    10401   201175 SH       SOLE                   201175
                                                                21      400 SH       OTHER                                       400
Kohls Corp                     COM              500255104      425     8270 SH       SOLE                     8270
Liberty Media Corp. New Ser A  COM              530718105     3661   316701 SH       SOLE                   316701
                                                                14     1200 SH       OTHER                                      1200
Lowes Companies                COM              548661107     4255    99080 SH       SOLE                    99080
                                                                21      500 SH       OTHER                                       500
M B I A                        COM              55262C100     3448    70720 SH       SOLE                    70720
Medtronic Inc.                 COM              585055106     1713    35720 SH       SOLE                    35720
                                                               125     2600 SH       OTHER                                      2600
Merck                          COM              589331107     7748   127959 SH       SOLE                   127959
                                                                48      800 SH       OTHER                                       800
Microsoft Corp.                COM              594918104     2240    87348 SH       SOLE                    87348
                                                               138     5400 SH       OTHER                                      5400
Milkhaus Labs, Inc.            COM              111111111     3600   240000 SH       SOLE                   240000
Morgan Stanley                 COM              617446448      115     2700 SH       SOLE                     2700
                                                               177     4140 SH       OTHER                                      4140
Nestle S A Sponsored Adr       COM              641069406      611    11848 SH       SOLE                    11848
Nokia Corp. Adr                COM              654902204      319    19422 SH       SOLE                    19422
                                                                53     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      243     5850 SH       SOLE                     5850
Pepsico                        COM              713448108     5697   128020 SH       SOLE                   128020
Pfizer                         COM              717081103     5707   167112 SH       SOLE                   167112
                                                               157     4600 SH       OTHER                                      4600
Pitney Bowes                   COM              724479100      300     7800 SH       SOLE                     7800
Procter & Gamble               COM              742718109     8655    97046 SH       SOLE                    97046
                                                               174     1950 SH       OTHER                                      1950
Royal Dutch                    COM              780257804     1757    37680 SH       SOLE                    37680
Schlumberger                   COM              806857108      522    10980 SH       SOLE                    10980
                                                                19      400 SH       OTHER                                       400
State Street Corp.             COM              857477103      268     6800 SH       SOLE                     6800
Target Corporation             COM              87612E106      814    21500 SH       SOLE                    21500
                                                                19      500 SH       OTHER                                       500
Texas Instruments              COM              882508104     1369    77770 SH       SOLE                    77770
                                                               114     6500 SH       OTHER                                      6500
Tyco Intl. Ltd. New            COM              902124106     1459    76880 SH       SOLE                    76880
                                                                49     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     2697   129000 SH       SOLE                   129000
Verizon Communications         COM              92343V104     3541    89767 SH       SOLE                    89767
                                                                10      244 SH       OTHER                                       244
Viacom Inc. Cl B               COM              925524308     1736    39771 SH       SOLE                    39771
                                                               118     2700 SH       OTHER                                      2700
Vicor Corp                     COM              925815102      530    54600 SH       SOLE                    54600
Viewpoint Corp                 COM              92672P108       17    14100 SH       SOLE                    14100
Vodafone Group Plc New Spons A COM              92857W100      797    40555 SH       SOLE                    40555
                                                                79     4000 SH       OTHER                                      4000
Wachovia Corp New Com          COM              929903102      639    16000 SH       SOLE                    16000
Wal Mart Stores                COM              931142103      413     7700 SH       SOLE                     7700
Walgreen                       COM              931422109      568    18875 SH       SOLE                    18875
Wellpoint Health Networks      COM              94973h108     4310    51123 SH       SOLE                    51123
Wells Fargo & Co.              COM              949746101      568    11271 SH       SOLE                    11271
                                                               106     2100 SH       OTHER                                      2100
Wyeth                          COM              983024100      355     7798 SH       SOLE                     7798
Zimmer Holdings Inc            COM              98956P102     1076    23875 SH       SOLE                    23875
ZymeQuest                      COM              111111111     1497   149700 SH       SOLE                   149700
Soco International Ord         COM                              58    10000 SH       SOLE                    10000
Fidelity Investment Grade Bond                  316146109       90 11745.583SH       SOLE                11745.583
Harbor Capital Appreciation Fd                  411511504      276 12197.508SH       SOLE                12197.508
Mutual Qualified Fund Class Z                   628380206     1239 80090.518SH       SOLE                80090.518
Royce Micro-Cap Tr Inc Com                      780915104      158 16203.000SH       SOLE                16203.000
Vanguard/Windsor Fd II                          922018205      359 15315.217SH       SOLE                15315.217